Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11.Commitments and Contingencies

At June 30, 2019, the Company had four vessels under construction, two aframax tankers and two suezmax tankers.

The total contracted amount plus extras costs agreed for the four vessels under construction as of June 30, 2019, was $242,136. As of June 30, 2019, the outstanding amount was $196,089. The amount of $55,224 is payable within the second half of 2019 and the amount of $140,865 is payable within 2020.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2019, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Period/Year	Amount
July 1 to December 31, 2019	166,420
2020	265,153
2021	202,036
2022	133,119
2023 to 2028	307,009

Minimum charter payments	1,073,737

These amounts do not assume any off-hire.